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DELAWARE(SM)
INVESTMENTS
-----------
Philadelphia o London

Delaware
Pooled Trust

The Balanced Portfolio

Prospectus February 28, 2000

Delaware Pooled Trust (Fund) offers 24 portfolios, which provide a no-load investment alternative for institutional clients and high net-worth individuals.
The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service. This Prospectus offers The
Balanced Portfolio (Portfolio).


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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and any representation to the contrary is a criminal offense.
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Table of contents
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Risk/Return Summary: Investments,
Risks and Performance
The Balanced Portfolio                                            Page 1

Additional Investment Information                                      3

Risk Factors                                                           6

Management of the Fund                                                 9
Shareholder Services                                                  11

How to Purchase Shares                                                12

Redemption of Shares                                                  13
Valuation of Shares                                                   14
Dividends and Capital Gains Distributions                             15
Taxes                                                                 15

Financial Highlights                                                  16

Appendix A                                                            17


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Profile: The Balanced Portfolio

What is the Portfolio's goal?

    The Balanced Portfolio seeks a balance of capital appreciation, income and preservation of capital. Although the Portfolio will strive to achieve its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies? The Portfolio invests primarily in common stocks of established companies that we believe have the potential for long-term capital appreciation. In addition, the Portfolio invests at least 25% of its assets in various types of fixed-income securities, including U.S. government securities and corporate bonds. Portfolios with this mix of stocks and bonds are commonly known as "balanced" portfolios.

We seek capital appreciation by investing primarily in common stocks of companies we believe have:

o Reasonably priced equity securities with strong, consistent and predictable earnings growth rates.

o Strong, capable management teams and competitive products or services.

o An attractive debt to capitalization ratio or cash flow.

To seek current income and help preserve capital, we generally invest in bonds that have bond ratings in the top four grades according to a nationally recognized statistical rating organization at the time we buy them. We buy unrated bonds only if we determine them to be equivalent to one of the top four grades. Each bond in the portfolio will have a maturity between five and 30 years, and the average weighted maturity of the portfolio will typically be between five and ten years.

We conduct ongoing analysis of the different markets to select an appropriate mix of stocks and bonds for the current economic and investment environment.

What are the main risks of investing in the Portfolio? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. See "Additional Investment Information" and "Risk Factors" for further details concerning these and other investment policies and risks.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your investment consultant to determine whether it is an appropriate investment for you.

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What are The Balanced Portfolio's fees and expenses?
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Shareholder fees are fees paid directly from your investment.                Maximum sales charge (load) imposed on
                                                                              purchases as a percentage of offering price       None
                                                                             Maximum sales charge (load) imposed on
                                                                              reinvested dividends                              None
                                                                             Purchase reimbursement fees                        None
                                                                             Redemption reimbursement fees                      None
                                                                             Exchange fees                                      None

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 Annual Portfolio operating expenses are deducted from                       Investment advisory fees(1)                       0.55%
 The Balanced Portfolio's assets.                                            Distribution and service (12b-1) fees              None
                                                                             Other expenses(1/2)                               0.23%
                                                                             Total operating expenses(1)                       0.78%

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This example is intended to help you compare the cost of                     1 year                                              $80
investing in the Portfolio to the cost of investing in other                 3 years                                            $249
mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical
investment of $10,000 with an annual 5% return over the
time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those
shown here.
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1    Delaware Management Company has agreed to waive fees and pay expenses through April 30, 2000 in order to prevent total operating expenses
     (excluding any taxes, interest, brokerage fees and extraordinary expenses)
     from exceeding 0.68% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. If the amount the Manager has committed to waive were deducted, investment advisory fees and total operating expenses are expected to be 0.45% and 0.68%, respectively.
2    Other expenses are based on estimates for the current fiscal year.
3    The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the
     Portfolio's total operating expenses remain unchanged in each of the periods we show. This example does not assume the voluntary expense cap described in footnote 1.


2


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Additional Investment Information

The Portfolio's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the Portfolio's objective were changed, we would notify shareholders before the change became effective. The following chart gives a brief description of the securities that the Portfolio may invest in. The Portfolio may invest in a broad selection of securities consistent with its investment objective and policies.
Please see the Statement of Additional Information for additional descriptions and risk information on these investments as well as other investments for the Portfolio.

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                             Securities                                                         How we use them
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Common Stocks: Securities that represent shares of ownership in a              Consistent with its investment objective, the
corporation. Stockholders participate in the corporation's profits and         Portfolio will invest assets in common stocks, some
losses indirectly, as the value of a corporation's shares tends to change as   of which will be dividend paying stocks.
the corporation's earnings fluctuate.

Corporate Bonds: Debt obligations issued by a corporation.                     The Portfolio may invest in corporate bonds rated in
                                                                               one of the four highest categories by an NRSRO (e.g.,
                                                                               BBB by S&P or Baa by Moody's) or deemed equivalent.
                                                                               The Portfolio may also invest in Yankee and Euro
                                                                               Bonds.

Convertible Securities: Usually preferred stocks or corporate bonds that       The Portfolio may invest a portion of its assets in
can be exchanged for a set number of shares of common stock at a prede-        convertible securities in any industry. The Portfolio
termined price. These securities offer higher appreciation potential than      may invest up to 10% in convertible securities that
nonconvertible bonds and greater income potential than nonconvertible          are rated below investment grade or, if unrated,
preferred stocks.                                                              considered to be of equivalent quality.

Mortgage-Backed Securities: Fixed-income securities that represent             The Portfolio may invest in mortgage-backed
pools of mortgages, with investors receiving principal and interest pay-       securities issued or guaranteed by the U.S.
ments as the underlying mortgage loans are paid back. Many are issued          government, its agencies or instrumentalities or by
and guaranteed against default by the U.S. government or its agencies or       government sponsored corporations.
instrumentalities, such as the Federal Home Loan Mortgage Corporation, the Fannie Mae and the Government National Mortgage Association.
Others are issued by private financial institutions, with some fully collat-
eralized by certificates issued or guaranteed by the government or its agencies or instrumentalities.

Collateralized Mortgage Obligations (CMOs) and Real Estate                     The Portfolio may invest in CMOs and REMICs. Certain
Mortgage Investment Conduits (REMICs): CMOs are privately issued               CMOs and REMICs may have variable or floating
mortgage-backed bonds whose underlying value is the mortgages that are         interest rates and others may be stripped. Stripped
collected into different pools according to their maturity. They are issued    mortgage securities are generally considered illiquid
by U.S. government agencies and private issuers. REMICs are privately          and to such extent, together with any other illiquid
issued mortgage-backed bonds whose underlying value is a fixed pool of         investments, will not exceed 15% of the Portfolio's
mortgages secured by an interest in real property. Like CMOs, REMICs           net assets. The Portfolio may invest up to 20% of net
offer different pools.                                                         assets in CMOs or REMICs rated at the time of
                                                                               purchase in one of the four highest categories by an
                                                                               NRSRO, whether or not the securities are 100%
                                                                               collateralized.

Asset-Backed Securities: Bonds or notes backed by accounts receiv-             The Portfolio may invest in asset-backed securities
ables, including home equity, automobile or credit loans.                      rated in one of the four highest rating categories by
                                                                               an NRSRO.

Real Estate Investment Trusts (REITs): REITs are pooled investment             The Portfolio may invest in REITs consistent with its
vehicles which invest primarily in income-producing real estate or real        investment objective and policies.
estate related loans or interests. REITs are generally classified as equity
REITs, mortgage REITs or a combination of equity and mortgage REITs.
Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
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Additional Investment Information (continued)

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                             Securities                                                         How we use them
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U.S. Government Securities: U.S. Treasury securities are backed by the         The Portfolio may invest in U.S. government
"full faith and credit" of the United States. Securities issued or guaran-     securities. These securities are issued or guaranteed
teed by federal agencies and U.S. government sponsored instrumentalities       as to the payment of principal and interest by the
may or may not be backed by the "full faith and credit" of the United          U.S. government, or by various agencies or
States. In the case of securities not backed by the "full faith and credit"    instrumentalities which have been established or
of the United States, investors in such securities look principally to the     sponsored by the U.S. government.
agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

Repurchase Agreements: An agreement between a buyer, such as the               While the Portfolio is permitted to do so, it
Portfolio, and a seller of securities in which the seller agrees to buy the    normally does not invest in repurchase agreements
securities back within a specified time at the same price the buyer paid       except to invest cash balances or for temporary
for them, plus an amount equal to an agreed upon interest rate.                defensive purposes. In order to enter into these
Repurchase agreements are often viewed as equivalent to cash.                  repurchase agreements, the Portfolio must have
                                                                               collateral of at least 102% of the repurchase price.
                                                                               The Portfolio will only enter into repurchase
                                                                               agreements in which the collateral is composed of
                                                                               U.S. government securities. Not more than 15% of the
                                                                               Portfolio's assets may be invested in repurchase
                                                                               agreements having a maturity in excess of seven days.

Restricted Securities: Privately placed securities whose resale                The Portfolio may invest in restricted securities,
is restricted under securities law.                                            including securities eligible for resale without
                                                                               registration pursuant to Rule 144A under the
                                                                               Securities act of 1933. To the extent restricted
                                                                               securities are illiquid, the Portfolio will limit its
                                                                               investments in them in accordance with its policy
                                                                               concerning illiquid securities. See "Illiquid
                                                                               Securities" below.

Illiquid Securities: Securities that do not have a ready market, and can-      The Portfolio may invest no more than 15% of its net
not be easily sold within seven days at approximately the price that the       assets in illiquid securities.
Fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

Short-Term Debt Investments: These instruments include (1) time                The Portfolio may invest in these instruments either
deposits, certificates of deposit and bankers acceptances issued by a U.S.     as a means to achieve its investment objective or,
commercial bank; (2) commercial paper of the highest quality rating; (3)       more commonly, as temporary defensive investments or
short-term debt obligations with the highest quality rating; (4) U.S.          pending investment in the Portfolio's principal
government securities; and (5) repurchase agreements collateralized by         investment securities. When investing all or a
those instruments.                                                             significant portion of the Portfolio's assets in
                                                                               these instruments, the Portfolio may not be able to
                                                                               achieve its investment objective.

Time Deposits: Time deposits are non-negotiable deposits maintained            Time deposits maturing in more than seven days will
in a banking institution for a specified period of time at a stated            not be purchased by the Portfolio, and time deposits
interest rate.                                                                 maturing from two business days through seven
                                                                               calendar days will not exceed 15% of the total assets
                                                                               of the Portfolio.

When-Issued and Delayed-Delivery Securities: In these transactions,            The Portfolio may purchase securities on a
instruments are purchased with payment and delivery taking place in the        when-issued or delayed delivery basis. The Portfolio
future in order to secure what is considered to be an advantageous yield or    may not enter into when-issued commitments exceeding
price at the time of the transaction. The payment obligations and the          in the aggregate 15% of the market value of the
interest rates that will be received are each fixed at the time the Portfolio  Portfolio's total assets less liabilities other than
enters into the commitment and no interest accrues to the Portfolio until      the obligations created by these commitments. The
settlement. Thus, it is possible that the market value at the time of settle-  Portfolio will designate cash or securities in
ment could be higher or lower than the purchase price if the general level     amounts sufficient to cover its obligations, and will
of interest rates has changed.                                                 value the designated assets daily.


Securities Lending: These transactions involve the loan of securities          The Portfolio may loan up to 25% of its assets to
owned by the Fund to qualified dealers and investors for their use relating    qualified brokers/dealers or institutional investors.
to short-sales or other securities transactions.                               These transactions will generate additional income
                                                                               for the Portfolio.

Borrowing From Banks: The Portfolio may have pre-existing arrange-             The Portfolio may borrow money as a temporary measure
ments with banks that permit it to borrow money from time to time.             or to facilitate redemptions. The Portfolio does not
                                                                               intend to increase its net income through borrowing.
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4

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Additional Investment Information (continued)

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                             Securities                                                         How we use them
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American Depositary Receipts (ADRs), European Depositary Receipts               The Portfolio may invest in sponsored and unspon-
(EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts                sored ADRs that are actively traded in the United
issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs             States.
are receipts issued by a depositary outside of the U.S. (usually a
non-U.S. bank or trust company or a foreign branch of a U.S. bank).
Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.
Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends or capital gains that are made on the underlying security.

Futures and Options: A futures contract is a bilateral                          The Portfolio may invest in futures, options and
agreement providing for the purchase and sale of a specified                    closing transactions related thereto. These
type and amount of a financial instrument, or for the making                    activities will not be entered into for speculative
and acceptance of a cash settlement, at a stated time in the                    purposes, but rather for hedging purposes and to
future for a fixed price. A call option is a short-term                         facilitate the ability to quickly deploy into the
contract pursuant to which the purchaser of the call option,                    stock market the Portfolio's cash, short-term debt
in return for the premium paid, has the right to buy the                        securities and other money market instruments at
security or other financial instrument underlying the option                    times when the Portfolio's assets are not fully
at a specified exercise price at any time during the term of                    invested in equity securities. The Portfolio may
the option. A put option is a similar contract which gives                      only enter into these transactions for hedging
the purchaser of the put option, in return for a premium,                       purposes if it is consistent with its investment
the right to sell the underlying security or other financial                    objective and policies. The Portfolio may not engage
instrument at a specified price during the term of the                          in such transactions to the extent that obligations
option.                                                                         resulting from these activities in the aggregate
                                                                                exceed 25% of the Portfolio's assets.

Foreign Currency Transactions: Several portfolios will                          Although the Portfolio values its assets daily in
invest in securities of foreign issuers and may hold foreign                    terms of U.S. dollars, it does not intend to convert
currency. In addition, several portfolios may enter into                        its holdings of foreign currencies into U.S. dollars
contracts to purchase or sell foreign currencies at a future                    on a daily basis. The Portfolio may, however, from
date (i.e., a "forward foreign currency" contract or                            time to time, purchase or sell foreign currencies
"forward" contract). A forward contract involves an                             and/or engage in forward foreign currency
obligation to purchase or sell a specific currency at a                         transactions in order to expedite settlement of
future date, which may be any fixed number of days from the                     Portfolio transactions and to minimize currency
date of the contract, agreed upon by the parties, at a price                    value fluctuations.
set at the time of the contract. A portfolio may enter into
forward contracts to "lock-in" the price of a security it
has agreed to purchase or sell, in terms of U.S. dollars or
other currencies in which the transaction will be
consummated.

Interest Rate Swap and Index Swap Agreements: In an interest                    Interest rate swaps may be used to adjust the
rate swap, a fund receives payment from another party based                     Portfolio's sensitivity to interest rates by
on a floating interest rate in return for making payments                       changing its duration. We may also use interest rate
based on a fixed interest rate. An interest rate swap can                       swaps to hedge against changes in interest rates. We
also work in reverse, with a fund receiving payments based                      use index swaps to gain exposure to markets that the
on a fixed interest rate and making payments based on a                         Portfolio invests in, such as the corporate bond
floating interest rate. In an index swap, a fund receives                       market. We may also use index swaps as a substitute
gains or incurs losses based on the total return of an                          for futures, options or forward contracts if such
index, in exchange for making fixed or floating interest                        contracts are not directly available to the
rate payments to another party.                                                 Portfolio on favorable terms.

                                                                                Interest rate swaps and index swaps will be
                                                                                considered illiquid securities.
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                                                                               5

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Risk Factors

An investment in the Portfolio entails certain risks and considerations about which an investor should be aware. The following chart gives a brief description of some of the risks of investing in the Portfolio. Please see the Statement of
Additional Information for additional descriptions and risk information.
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                                      Risks                                                How we strive to manage them
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Market Risk is the risk that all or a majority of the                           The value of the Portfolio's holdings, whether
securities in a certain market-like the stock or bond                           equity or fixed income in orientation, fluctuates in
market-will decline in value because of factors such as                         response to events affecting markets. In a declining
economic conditions, future expectations or investor                            market environment, the value of the Portfolio's
confidence.                                                                     securities will generally decline as well. We
                                                                                maintain a long-term approach and focus on
Index swaps are subject to the same market risks as the                         securities that we believe can continue to provide
investment market or sector that the index represents.                          returns over an extended period of time regardless
Depending on the actual movements of the index and how well                     of these interim market fluctuations. Generally, we
the portfolio manager forecasts those movements, a fund                         do not try to predict overall market movements or
could experience a higher or lower return than anticipated.                     trade for short-term purposes.

                                                                                In evaluating the use of an index swap, we carefully
                                                                                consider how market changes could affect the swap
                                                                                and how that compares to our investing directly in
                                                                                the market the swap is intended to represent. When
                                                                                selecting dealers with whom we would make interest
                                                                                rate or index swap agreements, we focus on those
                                                                                dealers with high quality ratings and do careful
                                                                                credit analysis before engaging in the transaction.

Industry and Security Risk is the risk that the value of                        To seek to reduce these risks for the Portfolio, we
securities in a particular industry or the value of an                          limit the amount of the Portfolio's assets in any
individual stock or bond will decline because of changing                       one industry, we limit investments in any individual
expectations for the performance of that industry or for the                    security and we follow a rigorous selection process
individual company issuing the stock or bond. Portfolios                        before choosing securities for the Portfolio.
that concentrate their investments in a particular industry
or individual security are considered to be subject to
greater risks than portfolios that are not concentrated.

Interest Rate Risk is the risk that securities, particularly                    We cannot eliminate this risk, but we do try to
bonds with longer maturities, will decrease in value if                         address it by monitoring economic conditions,
interest rates rise and increase in value if interest rates                     especially interest rate trends and their potential
fall. Investments in equity securities issued by small and                      impact on the Portfolio. The Portfolio does not try
medium sized companies, which often borrow money to finance                     to increase returns on its investments in debt
operations, may also be adversely affected by rising                            securities by predicting and aggressively
interest rates.                                                                 capitalizing on interest rate movements.

Swaps may be particularly sensitive to interest rate                            The Portfolio will not invest in interest rate or
changes. Depending on the actual movements of interest rates                    index swaps with maturities of more than two years.
and how well the portfolio manager anticipates them, a                          Each business day we will calculate the amount the
portfolio could experience a higher or lower return than                        Portfolio must pay for any swaps it holds and will
anticipated. For example, if a portfolio holds interest rate                    segregate enough cash or other liquid securities to
swaps and is required to make payments based on variable                        cover that amount.
interest rates, it will have to make increased payments if
interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the
swap agreement.

Foreign Risk is the risk that foreign securities may be                         The Portfolio typically invests only a small portion
adversely affected by political instability, changes in                         of its assets in foreign securities, usually through
currency exchange rates, foreign economic conditions or                         depositary receipts denominated in U.S. dollars and
inadequate regulatory and accounting standards. In addition,                    traded on a U.S. exchange. We attempt to reduce the
there is the possibility of expropriation, nationalization                      risks presented by foreign investments by conducting
or confiscatory taxation, taxation of income earned in                          world-wide fundamental research with an emphasis on
foreign nations or other taxes imposed with respect to                          company visits. In addition, we monitor current
investments in foreign nations, foreign exchange controls,                      economic and market conditions and trends, the
which may include suspension of the ability to transfer                         political and regulatory environment and the value
currency from a given country, and default in foreign                           of currencies in different countries in an effort to
government securities. As a result of these factors, foreign                    identify the most attractive countries and
securities markets may be less liquid and more volatile than                    securities. Additionally, when currencies appear
U.S. markets and a portfolio may experience difficulties and                    significantly overvalued compared to average real
delays in converting foreign currencies back into U.S.                          exchange rates, the Portfolio may hedge exposure to
dollars. Such events may cause the value of certain foreign                     those currencies for defensive purposes.
securities to fluctuate widely and may make it difficult to
accurately value foreign securities.
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Risk Factors (continued)

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                                      Risks                                                How we strive to manage them
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Currency Risk is the risk that the value of an investment                       The Portfolio may be affected by changes in currency
may be negatively affected by changes in foreign currency                       rates and exchange control regulations and may incur
exchange rates. Adverse changes in exchange rates may reduce                    costs in connection with conversions between
or eliminate any gains produced by investments that are                         currencies. To hedge this currency risk associated
denominated in foreign currencies and may increase losses.                      with investments in non-U.S. dollar denominated
                                                                                securities, the Portfolio may invest in forward
                                                                                foreign currency contracts. Those activities pose
                                                                                special risks which do not typically arise in
                                                                                connection with investments in U.S. securities. In
                                                                                addition, the Portfolio may engage in foreign
                                                                                currency options and futures transactions.

Liquidity Risk is the possibility that securities cannot be                     We limit the Portfolio's exposure to illiquid
readily sold within seven days at approximately the price                       securities as described under "Additional Investment
that the Portfolio values them.                                                 Information - Illiquid Securities."

                                                                                Swap agreements will be treated as illiquid
                                                                                securities, but most swap dealers will be willing to
                                                                                repurchase interest rate swaps.

Futures Contracts, Options on Futures Contracts, Forward                        The Portfolio may use certain options strategies or
Contracts, and Certain Options used as investments for                          may use futures contracts and options on futures
hedging and other non-speculative purposes involve certain                      contracts. The Portfolio will not enter into futures
risks. For example, a lack of correlation between price                         contracts and options thereon to the extent that
changes of an option or futures contract and the assets                         more than 5% of the Portfolio's assets are required
being hedged could render the Portfolio's hedging strategy                      as futures contract margin deposits and premiums on
unsuccessful and could result in losses. The same results                       options and only to the extent that obligations
could occur if movements of foreign currencies do not                           under such futures contracts and options thereon
correlate as expected by the investment adviser at a time                       would not exceed 20% of the Portfolio's total
when the Portfolio is using a hedging instrument denominated                    assets.
in one foreign currency to protect the value of a security
denominated in a second foreign currency against changes                        See also "Foreign Risk" and "Currency Risk" above.
caused by fluctuations in the exchange rate for the dollar
and the second currency. If the direction of securities
prices, interest rates or foreign currency prices is
incorrectly predicted, the Portfolio will be in a worse
position than if such transactions had not been entered
into. In addition, since there can be no assurance that a
liquid secondary market will exist for any contract
purchased or sold, the Portfolio may be required to maintain a position (and in the case of written options may be
required to continue to hold the securities used as cover)
until exercise or expiration, which could result in losses.
Further, options and futures contracts on foreign
currencies, and forward contracts, entail particular risks
related to conditions affecting the underlying currency.
Over-the-counter transactions in options and forward
contracts also involve risks arising from the lack of an
organized exchange trading environment.

Portfolio Turnover rates reflect the amount of securities                       Due to the implementation of a change in investment
that are replaced from the beginning of the year to the end                     strategy for the equity portion of the Portfolio,
of the year by the Portfolio. The higher the amount of                          the Portfolio may experience an annual portfolio
portfolio activity, the higher the brokerage costs and other                    turnover rate that is greater than 100%.
transaction costs of the Portfolio are likely to be. The
amount of portfolio activity will also affect the amount of
taxes payable by the Portfolio's shareholders that are
subject to federal income tax, as well as the character
(ordinary income vs. capital gains) of such tax obligations.

Prepayment Risk is the risk that homeowners will prepay                         The Portfolio may invest in Mortgage-Backed
mortgages during periods of low interest rates, forcing an                      Securities, Collateralized Mortgage Obligations
investor to reinvest money at interest rates that might be                      (CMOs) and Real Estate Mortgage Conduits (REMICs).
lower than those on the prepaid mortgage.                                       The Portfolio takes into consideration the
                                                                                likelihood of prepayment when mortgages are
                                                                                selected. The Portfolio may look for mortgage
                                                                                securities that have characteristics that make them
                                                                                less likely to be prepaid, such as low outstanding
                                                                                loan balances or below-market interest rates.
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Risk Factors (continued)

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                                      Risks                                                How we strive to manage them
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Real Estate Industry Risk include among others: possible                        To the extent that the Portfolio invests in REITS,
declines in the value of real estate; risks related to                          it may be subject to the risks associated with the
general and local economic conditions; possible lack of                         real estate industry. Investors should carefully
availability of mortgage funds; overbuilding; extended                          consider these risks before investing in the
vacancies of properties; increases in competition; property                     Portfolio.
taxes and operating expenses; changes in zoning laws; costs
resulting from the clean-up of, and liability to third
parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods,
earthquakes or other natural disasters; limitations on and
variations in rents; and changes in interest rates. REITs
are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to
qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended and/or to maintain exemptions from the 1940 Act.

Transaction costs risk is the risk that the cost of buying,                     The Portfolio is subject to transaction costs risk
selling and holding foreign securities, including brokerage,                    to the extent that it invests in foreign securities.
tax and custody costs, may be higher than those involved in                     We strive to monitor transaction costs and to choose
domestic transactions.                                                          an efficient trading strategy for the Portfolio.
------------------------------------------------------------------------------------------------------------------------------------


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information on and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that the Portfolio's major service providers have taken steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Portfolio. The Year 2000 Problem may also adversely affect the issuers of securities in which the Portfolio invests. The portfolio managers and investment professionals of the Portfolio consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Management of the Fund

Trustees

The business and affairs of the Fund and the Portfolio are managed under the direction of the Fund's Board of Trustees. See the Fund's Statement of Additional Information for additional information about the Fund's officers and trustees.

Portfolio Managers

John Jares
Vice President/Senior Portfolio Manager - The Balanced Portfolio
Mr. Jares holds a BS degree in finance and an MBA from the University of Colorado. He will join Delaware Investments in March 2000. Mr. Jares comes to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA Charterholder.

Gary A. Reed
Vice President/Senior Portfolio Manager - The Balanced Portfolio
Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his investment career in 1978 with The Equitable Life Assurance Society, specializing in credit analysis. Prior to joining Delaware Investments in 1989, Mr. Reed served as Vice President and Manager of the Fixed Income Department at Irving Trust Company. Mr. Reed has managed both discretionary and structured fixed-income portfolios and is experienced with a broad range of high-grade fixed-income securities. Additionally, he has developed investment programs for Decommissioning Trust Funds and supervised their management. Mr. Reed has managed the fixed-income portion of The Balanced Portfolio since its inception.

Investment Adviser

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, furnishes investment advisory services to the Portfolio.

Delaware has entered into an Investment Advisory Agreement with the Fund on behalf of the Portfolio. Under the Agreement, Delaware, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. In this regard, it is Delaware's responsibility to make investment decisions for the Portfolio. Under its Investment Advisory Agreement with the Portfolio, Delaware is entitled to recieve 0.55% (as a percentage of the Portfolio's average daily net assets) on an annual basis.

Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International Advisers Ltd. ("Delaware International") are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln National"). Delaware and Delaware International may be deemed to be affiliated persons under the 1940 Act, as they are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

From time to time, certain institutional separate accounts advised by Delaware International and an affiliate of Delaware, may invest in the Fund's portfolios. The portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the portfolios' shares. These transactions will affect the portfolios, since portfolios that experience redemptions may be required to sell portfolio securities, and portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware and Delaware International, representing the interests of the portfolios, are committed to minimizing the impact of such transactions on the portfolios. In addition, the advisers to the institutional separate accounts, are also committed to minimizing the impact on the portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

If permitted under applicable law, in cases where a shareholder of the Portfolio has an investment counseling relationship with Delaware, Delaware International or their affiliates, Delaware or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by Delaware, Delaware International or their affiliates to avoid situations where excess advisory fees might be paid to Delaware or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in the Portfolio.

Administrator

Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware and an indirect, wholly owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolio. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and trustees of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Bank, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that DSC will provide the Fund with dividend disbursing and transfer agent services. DSC is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays DSC an annual fixed fee, payable monthly, and allocated among the portfolios of the Fund based on the relative percentage of assets of each portfolio. DSC also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

Distributor

Delaware Distributors, L.P. ("DDLP"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Portfolio. Under its Distribution Agreement with the Fund on behalf of the Portfolio, DDLP sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Fund. DDLP is an indirect, wholly owned subsidiary of DMH.

Custodian Bank

The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for the Portfolio.

Independent Auditors

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund.

                              SHAREHOLDER SERVICES

Special Reports and Other Services. The Fund will provide client shareholders with the following information:

   o Audited annual financial reports

   o Unaudited semi-annual financial reports.

   o Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

In addition, the investment adviser expects to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Fund's dedicated telephone number, 1-800-231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the net asset value for the Portfolio by calling this number. Written correspondence should be addressed to:

                              Delaware Pooled Trust
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              Attention: Client Services

Exchange Privilege

The Portfolio's shares may be exchanged for shares of the other portfolios or the institutional class shares of the other funds in Delaware Investments based on the respective net asset values of the shares involved and as long as a portfolio's minimum is satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments funds, but certain eligibility requirements must be satisfied. Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

Please call the Fund for further information on how to exchange shares of the Fund.

How to Purchase Shares

Shares of the Portfolio described in this Prospectus are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges.

Minimum Investments. The minimum investment is $1,000,000 and there are no minimums for subsequent investments in the Portfolio where the minimum initial investment has been satisfied.

Purchase Price. You may buy shares at the Portfolio's net asset value per share
(NAV), which is calculated as of the close of the New York Stock Exchange's
(NYSE) regular trading hours (ordinarily 4:00 P.M. Eastern Time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Except in the case of in-kind purchases, an order will be accepted by the Fund after (1) the Fund is notified by telephone of your purchase order and (2) Federal Funds, or a check in good order, have been delivered to the Fund's agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the following business day.

How to Purchase Shares By Federal Funds Wire

Purchases of shares of the Portfolio may be made by having your bank wire Federal Funds to First Union Bank as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

   o First, telephone the Fund at 1-800-231-8002 and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio's name, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.

   o Second, instruct your bank to wire the specified amount of Federal Funds to First Union Bank, Philadelphia, PA, ABA #031201467, DSC Wire Purchase Bank Account # 2014128934013. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE, First Union Bank and The Chase Manhattan Bank, the Fund's custodian are open for business.

   o Third, complete the Account Registration Form within two days and mail it to:

                              Delaware Pooled Trust
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              Attn: Client Services

How to Purchase Shares By Mail

Purchases of shares of the Portfolio may also be made by mailing a check payable to the Portfolio to the above address. Please be sure to complete an Investment Application and deliver it along with your check.

Additional Investments

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account:

   o First, notify the Fund of your impending purchase by calling us at 1-800-231-8002.

   o Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to First Union Bank or delivery of a check by mail.

Redemption of Shares

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below.

The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

By Mail or FAX Message

The Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." "Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:

   o A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

   o If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, a separate written request must be submitted to the Fund at the address listed below. Copies of this request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

   Send your requests to:

                              Delaware Pooled Trust
                              Attn: Client Services
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              FAX #215-255-1162

By Telephone

   o If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund at 1-800-231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

   o Shares cannot be redeemed by telephone if stock certificates are held for those shares. Please contact the Fund for further details.

   o Redemption requests will be priced at the net asset value next determined after the request is received.

   o The Fund will provide written confirmation for all purchase, exchange and redemption transactions initiated by telephone.

   o To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.

   o In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above.

   o The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.

With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. Neither the Fund, the Portfolio nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Important Redemption Information. Because the Fund's shares are sold to institutions and high net-worth individual investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at 1-800-231-8002, and giving notification of your future intentions.

Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").

Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in the Portfolio if the value of your holdings in the Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

                              VALUATION OF SHARES

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available at the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. government securities are priced at the mean of the bid and ask price.

Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

Foreign securities may trade on weekends or other days when the Fund does not price its shares. While the value of the Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Trustees.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by an independent pricing service or any major financial institution, including The Chase Manhattan Bank, the Fund's custodian.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.

Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions will be automatically paid in additional shares at net asset value of the Portfolio.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

                                     TAXES

General

The Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends paid by the Portfolio from net investment income will generally qualify, in part, for the intercorporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Distributions paid by the Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolio does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of the Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Additionally, the Fund is required to withhold 31% of taxable dividend capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters is included in the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Portfolio, assuming the reinvestment of all dividends and distributions. All "per share" information reflects financial results for a single Portfolio share. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports, which are available upon request by calling 800-231-8002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     The Balanced Portfolio
                                                                                                          Period 6/30/99(1)
                                                                                                                    through
                                                                                                                   10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                 $8.500

Income (loss) from investment operations:

Net investment income                                                                                                 0.063

Net realized and unrealized gain (loss) on investments                                                               (0.653)
                                                                                                                     ------

Total from investment operations                                                                                     (0.590)
                                                                                                                     ------
Less dividends and distributions:

Dividends from net investment income                                                                                   none

Distributions from net realized gain on investments                                                                    none
                                                                                                                     ------

Total dividends and distributions                                                                                      none
                                                                                                                     ------

Net asset value, end of period                                                                                       $7.910
                                                                                                                     ======
Total return(2)                                                                                                       (6.82%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                                            $212,119

Ratio of expenses to average net assets                                                                                0.72%

Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                                                                        0.78%

Ratio of net investment income to average net assets                                                                   2.30%

Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly                                                                     2.20%

Portfolio turnover                                                                                                      145%
--------------------------------------------------------------------------------------------------------------------------------




1 Date of commencement of operations; ratios have been annualized but total return has not been annualized.
2   Total return reflects voluntary expense limitations.

                               APPENDIX A-RATINGS

Bonds

Excerpts from Moody's description of its bond ratings: Aaa-judged to be the best quality. They carry the smallest degree of investment risk; Aa-judged to be of high quality by all standards; A-possess favorable attributes and are considered "upper medium" grade obligations; Baa-considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba-judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B-generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa-are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca-represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C-the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA-highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA-also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A-strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB-regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC-regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C-reserved for income bonds on which no interest is being paid; D-in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch's description of its bond ratings: AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C-Bonds are in imminent default in payment of interest or principal; and DDD, DD and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper

Excerpts from Moody's description of its two highest commercial paper ratings:
P-1-the highest grade possessing greatest relative strength; P-2-second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P's description of its two highest commercial paper ratings:
A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating.

Delaware Pooled
Trust

Additional information about the Portfolio's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's shareholder reports you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal period. You can find more detailed information about the Portfolio and the Fund in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of these documents by writing to us at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, or call toll-free 800-231-8002.

You can find reports and other information about the Portfolio on the Edgar Database on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolio, including the Fund's Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

E-mail

PooledTrust@delinvest.com

Shareholder Inquiries

Call the Fund at 1-800-231-8002

o For Fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.




Investment Company Act File Number: 811-6322



DELAWARE(SM)
INVESTMENTS
-----------
Philadelphia o London


P-DPT (BP) [--] 2/00

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Delaware
Pooled Trust
The Equity Income Portfolio
Prospectus February 28, 2000

Delaware Pooled Trust (Fund) offers 24 portfolios, which provide a no-load investment alternative for institutional clients and high net-worth individuals. The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service. This Prospectus offers The Equity Income Portfolio (Portfolio).




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and any representation to the contrary is a criminal offense.

Table of contents

Risk/Return Summary: Investments, Risks
and Performance
The Equity Income Portfolio                                Page 1

Additional Investment Information                               3

Risk Factors                                                    5

Management of the Fund                                          7
Shareholder Services                                            9

How to Purchase Shares                                         10

Redemption of Shares                                           11
Valuation of Shares                                            12
Dividends and Capital Gains Distributions                      13
Taxes                                                          13

Financial Highlights                                           14

Appendix A                                                     15

Profile: The Equity Income Portfolio

What is the Portfolio's goal?

     The Equity Income Portfolio seeks to provide the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Although the Portfolio will strive to achieve its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies? The Portfolio invests primarily in dividend-paying stocks of large companies that we believe have long-term total return potential. That is, they offer both current income through dividends and capital growth potential through increases in stock prices. Our focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. We then consider the financial strength of the company, its management and developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500, the Portfolio generally sells that stock.

The Equity Income Portfolio also may invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as "junk bonds." These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. However, they can offer high income potential, which we believe can make a positive contribution to the Portfolio's performance. We carefully evaluate individual bonds before they are purchased and monitor them carefully while in the Portfolio. We look closely at each company and the characteristics of the bond to judge the ability of the company to pay interest and repay principal.

We conduct ongoing analysis of both the stock and bond markets to determine how much of the Portfolio should be allocated to stocks and how much to high-yield bonds.

What are the main risks of investing in the Portfolio? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio will be affected by declines in stock and high-yield bond prices, which could be caused by a drop in the stock market, interest rate changes, problems in the economy or poor performance of particular companies or sectors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

See "Additional Investment Information" and "Risk Factors" for further details concerning these and other investment policies and risks.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your investment consultant to determine whether it is an appropriate investment for you.

                                                                            1
                                                                            ----

What are The Equity Income Portfolio's fees and expenses?

Shareholder fees are fees paid directly from your investment.

Maximum sales charge (load) imposed on
purchases as a percentage of offering price                                None
Maximum sales charge (load) imposed on
reinvested dividends                                                       None
Purchase reimbursement fees                                                None
Redemption reimbursement fees                                              None
Exchange fees                                                              None

Annual Portfolio operating expenses are deducted from The Equity Income Portfolio's assets.

Investment advisory fees(1)                                                0.55%
Distribution and service (12b-1) fees                                      None
Other expenses(1/2)                                                        0.21%
Total operating expenses(1)                                                0.76%

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

                                         1 year                              $78
                                         3 years                            $243

(1) Delaware Management Company has agreed to waive fees and pay expenses through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.68% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. If the amount the Manager has committed to waive were deducted, investment advisory fees and total operating expenses are expected to be 0.47% and 0.68%, respectively.

(2)  Other expenses are based on estimates for the current fiscal year.

(3) The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Portfolio's total operating expenses remain unchanged in each of the periods we show. This example does not assume the voluntary expense cap described in footnote 1.

   2
----

Additional Investment Information

The Portfolio's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the Portfolio's objective were changed, we would notify shareholders before the change became effective. The following chart gives a brief description of the securities that the Portfolio may invest in. The Portfolio may invest in a broad selection of securities consistent with its investment objective and policies. Please see the Statement of Additional Information for additional descriptions and risk information on these investments as well as other investments for the Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                         Securities                                                     How we use them
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks: Securities that represent shares of ownership     The Portfolio will invest in common stocks, some of which
in a corporation. Stockholders participate in the                will be dividend paying stocks.
corporation's profits and losses indirectly, as the value of a corporation's shares tends to change as the corporation's
earnings fluctuate.

Corporate Bonds: Debt obligations issued by a corporation.       The Portfolio may invest up to 15% of net assets in bonds
                                                                 rated below investment grade, though typically they are
                                                                 rated B or BB.

Convertible Securities: Usually preferred stocks or              The Portfolio may invest a portion of its assets in
corporate bonds that can be exchanged for a set number of        convertible securities in any industry.
shares of common stock at a predetermined price. These
securities offer higher appreciation potential than
nonconvertible bonds and greater income potential than
nonconvertible preferred stocks.

Asset-Backed Securities: Bonds or notes backed by accounts       The Portfolio may invest in asset-backed securities rated in
receivables, including home equity, automobile or credit         one of the four highest rating categories by an NRSRO.
loans.

U.S. Government Securities: U.S. Treasury securities are         The Portfolio invests in U.S. government securities for
backed by the "full faith and credit" of the United States.      temporary purposes. These securities are issued or
Securities issued or guaranteed by federal agencies and U.S.     guaranteed as to the payment of principal and interest by
government sponsored instrumentalities may or may not be         the U.S. government, or by various agencies or
backed by the "full faith and credit" of the United States.      instrumentalities which have been established or sponsored
In the case of securities not backed by the "full faith and      by the U.S. government.
credit" of the United States, investors in such securities
look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

Repurchase Agreements: An agreement between a buyer, such as     While the Portfolio is permitted to do so, it normally does
the Portfolio, and a seller of securities in which the           not invest in repurchase agreements except to invest cash
seller agrees to buy the securities back within a specified      balances or for temporary defensive purposes. In order to
time at the same price the buyer paid for them, plus an          enter into these repurchase agreements, the Portfolio must
amount equal to an agreed upon interest rate. Repurchase         have collateral of at least 102% of the repurchase price.
agreements are often viewed as equivalent to cash.               The Portfolio will only enter into repurchase agreements in which the collateral is composed of U.S. government
                                                                 securities. Not more than 15% of the Portfolio's net assets may be invested in repurchase agreements having a maturity in excess of seven days.

Restricted Securities: Privately placed securities whose         The Portfolio may invest in restricted securities, including
resale is restricted under securities law.                       securities eligible for resale without registration pursuant to Rule 144A under the Securities act of 1933. To the extent restricted securities are illiquid, the Portfolio will limit its investments in them in accordance with its policy
                                                                 concerning illiquid securities. See "Illiquid Securities"
                                                                 below.

Illiquid Securities: Securities that do not have a ready         The Portfolio may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at           illiquid securities.
approximately the price that the Fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.

Short-Term Debt Investments: These instruments include (1)       The Portfolio may invest in these instruments either as a
time deposits, certificates of deposit and bankers               means to achieve its investment objective or, more commonly,
acceptances issued by a U.S. commercial bank; (2) commercial     as temporary defensive investments or pending investment in
paper of the highest quality rating; (3) short-term debt         the Portfolio's principal investment securities. When
obligations with the highest quality rating; (4) U.S.            investing all or a significant portion of the Portfolio's
government securities; and (5) repurchase agreements             assets in these instruments, the Portfolio may not be able
collateralized by those instruments.                             to achieve its investment objective.

Time Deposits: Time deposits are non-negotiable deposits         Time deposits maturing in more than seven days will not be
maintained in a banking institution for a specified period       purchased by the Portfolio, and time deposits maturing from
of time at a stated interest rate.                               two business days through seven calendar days will not
                                                                 exceed 15% of the total assets of the Portfolio.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            3
                                                                            ----

-----------------------------------------------------------------------------------------------------------------------------------
                         Securities                                                     How we use them
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed-Delivery Securities: In these            The Portfolio may purchase securities on a when-issued or
transactions, instruments are purchased with payment and         delayed delivery basis. The Portfolio may not enter into
delivery taking place in the future in order to secure what      when-issued commitments exceeding in the aggregate 15% of
is considered to be an advantageous yield or price at the        the market value of the Portfolio's total assets less
time of the transaction. The payment obligations and the         liabilities other than the obligations created by these
interest rates that will be received are each fixed at the       commitments. The Portfolio will designate cash or securities
time the Portfolio enters into the commitment and no             in amounts sufficient to cover its obligations, and will
interest accrues to the Portfolio until settlement. Thus, it     value the designated assets daily.
is possible that the market value at the time of settlement
could be higher or lower than the purchase price if the
general level of interest rates has changed.

Securities Lending: These transactions involve the loan of       The Portfolio may loan up to 25% of its assets to qualified
securities owned by the Fund to qualified dealers and            brokers/dealers or institutional investors. These
investors for their use relating to short-sales or other         transactions will generate additional income for the
securities transactions.                                         Portfolio.

Borrowing From Banks: The Portfolio may have pre-existing        The Portfolio may borrow money as a temporary measure or to
arrangements with banks that permit it to borrow money from      facilitate redemptions. The Portfolio does not intend to
time to time.                                                    increase its net income through borrowing.

American Depositary Receipts (ADRs), European Depositary         The Portfolio may invest in sponsored and unsponsored ADRs
Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     that are actively traded in the United States.
are receipts issued by a U.S. depositary (usually a U.S.
bank) and EDRs and GDRs are receipts issued by a depositary      In conjunction with its investments in foreign securities,
outside of the U.S. (usually a non-U.S. bank or trust            the Portfolio may also invest in sponsored and unsponsored
company or a foreign branch of a U.S. bank). Depositary          EDRs and GDRs.
receipts represent an ownership interest in an underlying
security that is held by the depositary. Generally, the
underlying security represented by an ADR is issued by a
foreign issuer and the underlying security represented by an
EDR or GDR may be issued by a foreign or U.S. issuer.
Sponsored depositary receipts are issued jointly by the
issuer of the underlying security and the depositary, and
unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying
security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends or capital
gains that are made on the underlying security.

Futures and Options: A futures contract is a bilateral           The Portfolio may invest in futures, options and closing
agreement providing for the purchase and sale of a specified     transactions related thereto. These activities will not be
type and amount of a financial instrument, or for the making     entered into for speculative purposes, but rather for
and acceptance of a cash settlement, at a stated time in the     hedging purposes and to facilitate the ability to quickly
future for a fixed price. A call option is a short-term          deploy into the stock market the Portfolio's cash,
contract pursuant to which the purchaser of the call option,     short-term debt securities and other money market
in return for the premium paid, has the right to buy the         instruments at times when the Portfolio's assets are not
security or other financial instrument underlying the option     fully invested in equity securities. The Portfolio may only
at a specified exercise price at any time during the term of     enter into these transactions for hedging purposes if it is
the option. A put option is a similar contract which gives       consistent with its investment objective and policies. The
the purchaser of the put option, in return for a premium,        Portfolio may not engage in such transactions to the extent
the right to sell the underlying security or other financial     that obligations resulting from these activities in the
instrument at a specified price during the term of the           aggregate exceed 25% of the Portfolio's assets.
option.

Foreign Currency Transactions: Several portfolios will           Although the Portfolio values its assets daily in terms of
invest in securities of foreign issuers and may hold foreign     U.S. dollars, it does not intend to convert its holdings of
currency. In addition, several portfolios may enter into         foreign currencies into U.S. dollars on a daily basis. The
contracts to purchase or sell foreign currencies at a future     Portfolio may, however, from time to time, purchase or sell
date (i.e., a "forward foreign currency" contract or             foreign currencies and/or engage in forward foreign currency
"forward" contract). A forward contract involves an              transactions in order to expedite settlement of Portfolio
obligation to purchase or sell a specific currency at a          transactions and to minimize currency value fluctuations.
future date, which may be any fixed number of days from the
date of the contract, agreed upon by the parties, at a price set at the time of the contract. A portfolio may enter into
forward contracts to "lock-in" the price of a security it
has agreed to purchase or sell, in terms of U.S. dollars or
other currencies in which the transaction will be
consummated.
-----------------------------------------------------------------------------------------------------------------------------------

   4
----

Risk Factors

An investment in the Portfolio entails certain risks and considerations about which an investor should be aware. The following chart gives a brief description of some of the risks of investing in the Portfolio. Please see the Statement of Additional Information for additional descriptions and risk information.

-----------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the            The value of the Portfolio's holdings, whether equity or
securities in a certain market-like the stock or bond            fixed income in orientation, fluctuates in response to
market-will decline in value because of factors such as          events affecting markets. In a declining market environment,
economic conditions, future expectations or investor             the value of the Portfolio's securities will generally
confidence.                                                      decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide
                                                                 returns over an extended period of time regardless of these interim market fluctuations. Generally, we do not try to
                                                                 predict overall market movements or trade for short-term
                                                                 purposes.

Industry and Security Risk is the risk that the value of         To seek to reduce these risks for the Portfolio, we limit
securities in a particular industry or the value of an           the amount of the Portfolio's assets in any one industry, we
individual stock or bond will decline because of changing        limit investments in any individual security and we follow a
expectations for the performance of that industry or for the     rigorous selection process before choosing securities for
individual company issuing the stock or bond. Portfolios         the Portfolio.
that concentrate their investments in a particular industry
or individual security are considered to be subject to
greater risks than portfolios that are not concentrated.

Interest Rate Risk is the risk that securities, particularly     We cannot eliminate this risk, but we do try to address it
bonds with longer maturities, will decrease in value if          by monitoring economic conditions, especially interest rate
interest rates rise and increase in value if interest rates      trends and their potential impact on the Portfolio. The
fall. Investments in equity securities issued by small and       Portfolio does not try to increase returns on its
medium sized companies, which often borrow money to finance      investments in debt securities by predicting and
operations, may also be adversely affected by rising             aggressively capitalizing on interest rate movements.
interest rates.

Foreign Risk is the risk that foreign securities may be          The Portfolio typically invests only a small portion of its
adversely affected by political instability, changes in          assets in foreign securities, usually through depositary
currency exchange rates, foreign economic conditions or          receipts denominated in U.S. dollars and traded on a U.S.
inadequate regulatory and accounting standards. In addition,     exchange. We attempt to reduce the risks presented by
there is the possibility of expropriation, nationalization       foreign investments by conducting world-wide fundamental
or confiscatory taxation, taxation of income earned in           research with an emphasis on company visits. In addition, we
foreign nations or other taxes imposed with respect to           monitor current economic and market conditions and trends,
investments in foreign nations, foreign exchange controls,       the political and regulatory environment and the value of
which may include suspension of the ability to transfer          currencies in different countries in an effort to identify
currency from a given country, and default in foreign            the most attractive countries and securities. Additionally,
government securities. As a result of these factors, foreign     when currencies appear significantly overvalued compared to
securities markets may be less liquid and more volatile than     average real exchange rates, the Portfolio may hedge
U.S. markets and a portfolio may experience difficulties and     exposure to those currencies for defensive purposes.
delays in converting foreign currencies back into U.S.
dollars. Such events may cause the value of certain foreign
securities to fluctuate widely and may make it difficult to
accurately value foreign securities.

Currency Risk is the risk that the value of an investment        The Portfolio may be affected by changes in currency rates
may be negatively affected by changes in foreign currency        and exchange control regulations and may incur costs in
exchange rates. Adverse changes in exchange rates may reduce     connection with conversions between currencies. To hedge
or eliminate any gains produced by investments that are          this currency risk associated with investments in non-U.S.
denominated in foreign currencies and may increase losses.       dollar denominated securities, the Portfolio may invest in forward foreign currency contracts. Those activities pose
                                                                 special risks which do not typically arise in connection
                                                                 with investments in U.S. securities. In addition, the
                                                                 Portfolio may engage in foreign currency options and futures transactions.

Lower Rated Fixed-Income Securities (high-yield, high risk       The Portfolio may invest up to 15% of net assets in
securities), while generally having higher yields, are           high-yield, high risk securities rated BB or B by an NRSRO
subject to reduced creditworthiness of issuers, increased        or, if unrated, deemed to be of equivalent quality. The
risks of default and a more limited and less liquid              Portfolio will attempt to reduce these risks through
secondary market than higher rated securities. These             portfolio diversification, credit analysis, attention to
securities are subject to greater price volatility and risk      trends in the economy, industries and financial markets, and
of loss of income and principal than are higher rated            complying with the limits on the exposure to this asset
securities. Lower rated and unrated fixed-income securities      class described in this Prospectus.
tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income
securities, which react primarily to fluctuations in the
general level of interest rates. Fixed-income securities of
this type are considered to be of poor standing and
primarily speculative. Such securities are subject to a
substantial degree of credit risk.

Liquidity Risk is the possibility that securities cannot be      We limit the Portfolio's exposure to illiquid securities as
readily sold within seven days at approximately the price        described under "Additional Investment Information -
that the Portfolio values them.                                  Illiquid Securities."
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            5
                                                                            ----

-----------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts, Options on Futures Contracts, Forward         The Portfolio may use certain options strategies or may use
Contracts, and Certain Options used as investments for           futures contracts and options on futures contracts. The
hedging and other non-speculative purposes involve certain       Portfolio will not enter into futures contracts and options
risks. For example, a lack of correlation between price          thereon to the extent that more than 5% of the Portfolio's
changes of an option or futures contract and the assets          assets are required as futures contract margin deposits and
being hedged could render the Portfolio's hedging strategy       premiums on options and only to the extent that obligations
unsuccessful and could result in losses. The same results        under such futures contracts and options thereon would not
could occur if movements of foreign currencies do not            exceed 20% of the Portfolio's total assets.
correlate as expected by the investment adviser at a time
when the Portfolio is using a hedging instrument denominated     See also "Foreign Risk" and "Currency Risk" above.
in one foreign currency to protect the value of a security
denominated in a second foreign currency against changes
caused by fluctuations in the exchange rate for the dollar
and the second currency. If the direction of securities
prices, interest rates or foreign currency prices is
incorrectly predicted, the Portfolio will be in a worse
position than if such transactions had not been entered
into. In addition, since there can be no assurance that a
liquid secondary market will exist for any contract
purchased or sold, the Portfolio may be required to maintain a position (and in the case of written options may be
required to continue to hold the securities used as cover)
until exercise or expiration, which could result in losses.
Further, options and futures contracts on foreign
currencies, and forward contracts, entail particular risks
related to conditions affecting the underlying currency.
Over-the-counter transactions in options and forward
contracts also involve risks arising from the lack of an
organized exchange trading environment.

Transaction costs risk is the risk that the cost of buying,      The Portfolio is subject to transaction costs risk to the
selling and holding foreign securities, including brokerage,     extent that it invests in foreign securities. We strive to
tax and custody costs, may be higher than those involved in      monitor transaction costs and to choose an efficient trading
domestic transactions.                                           strategy for the Portfolio.
-----------------------------------------------------------------------------------------------------------------------------------

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information on and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that the Portfolio's major service providers have taken steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Portfolio. The Year 2000 Problem may also adversely affect the issuers of securities in which the Portfolio invests. The portfolio managers and investment professionals of the Portfolio consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


   6
----

Management of the Fund

Trustees

The business and affairs of the Fund and the Portfolio are managed under the direction of the Fund's Board of Trustees. See the Fund's Statement of Additional Information for additional information about the Fund's officers and trustees.

Portfolio Manager

John B. Fields
Senior Vice President/Senior Portfolio Manager - The Equity Income Portfolio
Mr. Fields, who has 27 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In researching securities and making investment decisions for the Portfolio, Mr. Fields regularly consults with a team of Delaware portfolio managers utilizing the same investment strategy. Mr. Fields has managed The Equity Income Portfolio since its inception.

Investment Adviser

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, furnishes investment advisory services to the Portfolio.

Delaware has entered into an Investment Advisory Agreement with the Fund on behalf of the Portfolio. Under the Agreement, Delaware, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. In this regard, it is Delaware's responsibility to make investment decisions for the Portfolio. Under its Investment Advisory Agreement with the Portfolio, Delaware is entitled to receive 0.55% (as a percentage of the Portfolio's average daily net assets) on an annual basis.

Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International Advisers Ltd. ("Delaware International") are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln National"). Delaware and Delaware International may be deemed to be affiliated persons under the 1940 Act, as they are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

From time to time, certain institutional separate accounts advised by Delaware International and an affiliate of Delaware, may invest in the Fund's portfolios. The portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the portfolios' shares. These transactions will affect the portfolios, since portfolios that experience redemptions may be required to sell portfolio securities, and portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware and Delaware International, representing the interests of the portfolios, are committed to minimizing the impact of such transactions on the portfolios. In addition, the advisers to the institutional separate accounts, are also committed to minimizing the impact on the portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

If permitted under applicable law, in cases where a shareholder of the Portfolio has an investment counseling relationship with Delaware, Delaware International or their affiliates, Delaware or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by Delaware, Delaware International or their affiliates to avoid situations where excess advisory fees might be paid to Delaware or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in the Portfolio.

                                                                            7
                                                                            ----

Administrator

Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware and an indirect, wholly owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolio. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and trustees of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Bank, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that DSC will provide the Fund with dividend disbursing and transfer agent services. DSC is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays DSC an annual fixed fee, payable monthly, and allocated among the portfolios of the Fund based on the relative percentage of assets of each portfolio. DSC also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

Distributor

Delaware Distributors, L.P. ("DDLP"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Portfolio. Under its Distribution Agreement with the Fund on behalf of the Portfolio, DDLP sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Fund. DDLP is an indirect, wholly owned subsidiary of DMH.

Custodian Bank

The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for the Portfolio.

Independent Auditors

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund.

   8
----

                              SHAREHOLDER SERVICES

Special Reports and Other Services. The Fund will provide client shareholders with the following information:

     o    Audited annual financial reports

     o    Unaudited semi-annual financial reports.

     o Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

In addition, the investment adviser expects to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Fund's dedicated telephone number, 1-800-231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the net asset value for the Portfolio by calling this number. Written correspondence should be addressed to:

                              Delaware Pooled Trust
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              Attention: Client Services

Exchange Privilege

The Portfolio's shares may be exchanged for shares of the other portfolios or the institutional class shares of the other funds in Delaware Investments based on the respective net asset values of the shares involved and as long as a portfolio's minimum is satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments funds, but certain eligibility requirements must be satisfied. Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

Please call the Fund for further information on how to exchange shares of the Fund.

                                                                            9
                                                                            ----

How to Purchase Shares

Shares of the Portfolio described in this Prospectus are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges.

Minimum Investments. The minimum investment is $1,000,000 and there are no minimums for subsequent investments in the Portfolio where the minimum initial investment has been satisfied.

Purchase Price. You may buy shares at the Portfolio's net asset value per share
(NAV), which is calculated as of the close of the New York Stock Exchange's
(NYSE) regular trading hours (ordinarily 4:00 P.M. Eastern Time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Except in the case of in-kind purchases, an order will be accepted by the Fund after (1) the Fund is notified by telephone of your purchase order and (2) Federal Funds, or a check in good order, have been delivered to the Fund's agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the following business day.

How to Purchase Shares By Federal Funds Wire

Purchases of shares of the Portfolio may be made by having your bank wire Federal Funds to First Union Bank as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

     o First, telephone the Fund at 1-800-231-8002 and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio's name, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.

     o Second, instruct your bank to wire the specified amount of Federal Funds to First Union Bank, Philadelphia, PA, ABA #031201467, DSC Wire Purchase Bank Account # 2014128934013. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE, First Union Bank and The Chase Manhattan Bank, the Fund's custodian are open for business.

     o Third, complete the Account Registration Form within two days and mail it to:

                                   Delaware Pooled Trust
                                   One Commerce Square
                                   2005 Market Street
                                   Philadelphia, PA 19103
                                   Attn: Client Services

How to Purchase Shares By Mail

Purchases of shares of the Portfolio may also be made by mailing a check payable to the Portfolio to the above address. Please be sure to complete an Investment Application and deliver it along with your check.

Additional Investments

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account:

     o First, notify the Fund of your impending purchase by calling us at 1-800-231-8002.

     o Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to First Union Bank or delivery of a check by mail.

  10
----

Redemption of Shares

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below.

The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

By Mail or FAX Message

The Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." "Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:

     o A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

     o If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, a separate written request must be submitted to the Fund at the address listed below. Copies of this request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

          Send your requests to:

                                   Delaware Pooled Trust
                                   Attn: Client Services
                                   One Commerce Square
                                   2005 Market Street
                                   Philadelphia, PA 19103
                                   FAX #215-255-1162

By Telephone

     o If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund at 1-800-231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

     o Shares cannot be redeemed by telephone if stock certificates are held for those shares.

     o Redemption requests will be priced at the net asset value next determined after the request is received.

     o The Fund will provide written confirmation for all purchase, exchange and redemption transactions initiated by telephone.

     o To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.

     o In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above.

     o The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.


                                                                            11
                                                                            ----

With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. Neither the Fund, the Portfolio nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Important Redemption Information. Because the Fund's shares are sold to institutions and high net-worth individual investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at 1-800-231-8002, and giving notification of your future intentions.

Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").

Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in the Portfolio if the value of your holdings in the Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

                              VALUATION OF SHARES

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available at the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. government securities are priced at the mean of the bid and ask price.

Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

Foreign securities may trade on weekends or other days when the Fund does not price its shares. While the value of the Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Trustees.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by an independent pricing service or any major financial institution, including The Chase Manhattan Bank, the Fund's custodian.

  12
----

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.

Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions will be automatically paid in additional shares at net asset value of the Portfolio.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

                                     TAXES

General

The Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends paid by the Portfolio from net investment income will generally qualify, in part, for the intercorporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Distributions paid by the Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolio does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of the Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Additionally, the Fund is required to withhold 31% of taxable dividend capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters is included in the Statement of Additional Information.

                                                                            13
                                                                            ----

Financial Highlights

The financial
highlights table is intended to help you understand the Portfolio's financial performance. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Portfolio, assuming the reinvestment of all dividends and distributions. All "per share" information reflects financial results for a single Portfolio share. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports, which are available upon request by calling 800-231-8002.

                                                  The Equity Income Portfolio
                                                               Period 6/30/99(1)
                                                                      through
                                                                     10/31/99

Net asset value, beginning of period                                   $8.500
Income (loss) from investment operations:
Net investment income                                                   0.069
Net realized and unrealized gain (loss) on investments                 (0.659)
                                                                     --------
Total from investment operations                                       (0.590)
                                                                     --------
Less dividends and distributions:
Dividends from net investment income                                     none
Distributions from net realized gain on investments                      none
                                                                     --------
Total dividends and distributions                                        none
                                                                     --------
Net asset value, end of period                                         $7.910
                                                                     ========
Total return(2)                                                        (6.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $144,281
Ratio of expenses to average net assets                                 0.71%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                         0.76%
Ratio of net investment income to average net assets                    2.54%
Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly                      2.46%
Portfolio turnover                                                        87%



(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(2)  Total return reflects voluntary expense limitations.

  14
----

                               APPENDIX A-RATINGS

Bonds

Excerpts from Moody's description of its bond ratings: Aaa-judged to be the best quality. They carry the smallest degree of investment risk; Aa-judged to be of high quality by all standards; A-possess favorable attributes and are considered "upper medium" grade obligations; Baa-considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba-judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B-generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa-are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca-represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C-the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA-highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA-also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A-strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB-regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC-regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C-reserved for income bonds on which no interest is being paid; D-in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch's description of its bond ratings: AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C-Bonds are in imminent default in payment of interest or principal; and DDD, DD and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

                                                                            15
                                                                            ----

Commercial Paper

Excerpts from Moody's description of its two highest commercial paper ratings:
P-1-the highest grade possessing greatest relative strength; P-2-second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P's description of its two highest commercial paper ratings:
A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating.

  16
----

Delaware Pooled Trust

Additional information about the Portfolio's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's shareholder reports you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal period. You can find more detailed information about the Portfolio and the Fund in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of these documents by writing to us at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, or call toll-free 800-231-8002.

You can find reports and other information about the Portfolio on the Edgar Database on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolio, including the Fund's Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

E-mail

PooledTrust@delinvest.com

Shareholder Inquiries

Call the Fund at 1-800-231-8002

o  For Fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.











Investment Company Act File Number: 811-6322

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


P-DPT (EI) [--] 2/00

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Delaware
Pooled Trust

The Global Fixed Income Portfolio

Prospectus February 28, 2000

Delaware Pooled Trust (Fund) offers 24 portfolios, which provide a no-load investment alternative for institutional clients and high net-worth individuals. The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service. This Prospectus offers The Global Fixed Income Portfolio (Portfolio).





--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

Table of contents
-----------------------------------------------------------------
Risk/Return Summary: Investments, Risks
and Performance
The Global Fixed Income Portfolio                          Page 1

Additional Investment Information                               4

Risk Factors                                                    6

Management of the Fund                                          8
Shareholder Services                                           10

How to Purchase Shares                                         11

Redemption of Shares                                           12
Valuation of Shares                                            13
Dividends and Capital Gains Distributions                      14
Taxes                                                          14

Financial Highlights                                           16

Appendix A                                                     17

Profile: The Global Fixed Income Portfolio

What is the Portfolio's goal?

   The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. Although the Portfolio will strive to achieve its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies? The Portfolio seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro. The Portfolio is considered "non-diversified" under the federal laws and regulations that regulate mutual funds. Thus, adverse effects on the Portfolio's investments may affect a larger portion of its overall assets and subject the Portfolio to greater risks.

Our approach in selecting investments for the Portfolio is oriented to country selection and is value driven. In selecting fixed-income instruments for the Portfolio, we identify those countries' fixed-income markets which will provide the United States' domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. We conduct extensive fundamental research on a global basis, and it is through this effort that attractive fixed-income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made.

Our management approach is long-term in orientation, and it is therefore expected that the annual turnover of the portfolio will not exceed 200% under normal circumstances. High portfolio turnover involves correspondingly greater transaction costs and may affect taxes payable by the Portfolio's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Portfolio's shares.

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed-income securities, including debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality, as well as foreign and U.S. government securities with the limitations noted below. The Portfolio may invest up to 5% of its assets in fixed-income securities rated below investment grade, including foreign government securities as discussed below.

It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, we anticipate a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if we anticipate a rising rate environment, the average weighted maturity may be shortened to less than five years.

The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in U.S. government securities, foreign government securities and securities of supranational entities.

                                                                            1
                                                                            ----

--------------------------------------------------------------------------------

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. These obligations differ mainly in interest rates, maturities and dates of issuance. When we believe a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments. When taking a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed-income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or developing, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, The Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the Investment Company Act of 1940 and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Currency considerations carry a special risk for a portfolio of international securities. We use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with its portfolio of securities.

What are the main risks of investing in the Portfolio? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. The Portfolio will be affected by changes in bond prices and currency exchange rates. Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risk and opportunity considerations not typically associated with investing in U.S. issuers. Foreign securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Portfolio also may be affected by changes in currency rates, which may reduce or eliminate any gains produced by investment, and exchange control regulations and may incur costs in connection with conversions between currencies. To the extent the Portfolio invests in securities of companies in emerging markets, such investments present a greater degree of risk than tends to be the case for investments in Western Europe and other developed markets. If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Portfolio will be subject to the special risks associated with those activities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

See "Additional Investment Information" and "Risk Factors" for further details concerning these and other investment policies and risks.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your investment consultant to determine whether it is an appropriate investment for you.


   2
----

How has The Global Fixed Income Portfolio performed?
--------------------------------------------------------------------------------

This bar chart and table can help you evaluate the potential risks of investing in The Global Fixed Income Portfolio. We show how returns for The Global Fixed Income Portfolio have varied over the past seven calendar years, as well as average annual returns for one and five years and since inception-with the average annual returns compared to the performance of the Salomon Smith Barney World Government Bond Index. The Salomon Smith Barney World Government Bond Index is an index of bonds from 14 world government bond markets with maturities of at least 1 year. The index is unmanaged and does not include the actual costs of buying, selling, and holding securities. The Portfolio's past performance does not necessarily indicate how it will perform in the future. During the periods shown, Delaware International Advisers Ltd. has voluntarily waived and paid expenses of The Global Fixed Income Portfolio. Returns would be lower without the voluntary waiver and payment.

                   Year-by-year total return (The Global Fixed Income Portfolio)

               1993      19.16%
               1994       1.24%
               1995      18.96%
               1996      14.96%
               1997       1.73%
               1998       8.68%
               1999      -4.05%

During the periods illustrated in this bar chart, The Global Fixed Income Portfolio's highest quarterly return was 6.33% for the quarter ended March 31, 1993 and its lowest quarterly return was -2.59% for the quarter ended December 31, 1999.

Average annual returns for periods ending 12/31/99

                                  The Global Fixed    Salomon Smith Barney World
                                  Income Portfolio      Government Bond Index
   1 year                              -4.05%                   -4.26%
   5 years                              7.72%                    6.41%
   Since inception (11/30/92)           8.38%                    5.93%

What are The Global Fixed Income Portfolio's fees and expenses?
--------------------------------------------------------------------------------

Shareholder fees are fees paid directly from your investment.

Maximum sales charge (load) imposed on
   purchases as a percentage of offering price               None
Maximum sales charge (load) imposed on
   reinvested dividends                                      None
Purchase reimbursement fees                                  None
Redemption reimbursement fees                                None
Exchange fees                                                None
--------------------------------------------------------------------------------

Annual Portfolio operating expenses are deducted from The Global Fixed Income Portfolio's assets.

Investment advisory fees(1)                                  0.50%
Distribution and service (12b-1) fees                         None
Other expenses(1)                                            0.12%
Total operating expenses(1)                                  0.62%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                                                        $63
3 years                                                      $199
5 years                                                      $346
10 years                                                     $774

(1) Delaware International Advisers Ltd. has agreed to waive fees and pay expenses through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.60% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. Had the amount waived been deducted, investment advisory fees and total operating expenses would have been 0.48% and 0.60%, respectively.

(2) The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Portfolio's total operating expenses remain unchanged in each of the periods we show. This example does not assume the voluntary expense cap described in footnote 1.
                                                                            3
                                                                            ----

Additional Investment Information

The Portfolio's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the Portfolio's objective were changed, we would notify shareholders before the change became effective. The following chart gives a brief description of the securities that the Portfolio may invest in. The Portfolio may invest in a broad selection of securities consistent with its investment objective and policies. Please see the Statement of Additional Information for additional descriptions and risk information on these investments as well as other investments for the Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                         Securities                                                     How we use them
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds: Debt obligations issued by a corporation.       The Portfolio may invest in foreign and U.S. corporate bonds which are generally rated A or better by S&P or Moody's or deemed to be of comparable quality.

Mortgage-Backed Securities: Fixed-income securities that         The Portfolio may invest in mortgage-backed securities
represent pools of mortgages, with investors receiving           issued or guaranteed by the U.S. government, its agencies or
principal and interest payments as the underlying mortgage       instrumentalities or by government sponsored corporations.
loans are paid back. Many are issued and guaranteed against
default by the U.S. government or its agencies or
instrumentalities, such as the Federal Home Loan Mortgage
Corporation, the Fannie Mae and the Government National
Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the government or its agencies or
instrumentalities.

Collateralized Mortgage Obligations (CMOs) and Real Estate       The Portfolio may invest in CMOs and REMICs. Certain CMOs
Mortgage Investment Conduits (REMICs): CMOs are privately        and REMICs may have variable or floating interest rates and
issued mortgage-backed bonds whose underlying value is the       others may be stripped. Stripped mortgage securities are
mortgages that are collected into different pools according      generally considered illiquid and to such extent, together
to their maturity. They are issued by U.S. government            with any other illiquid investments, will not exceed 10% of
agencies and private issuers. REMICs are privately issued        the Portfolio's net assets.
mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like
CMOs, REMICs offer different pools.

U.S. Government Securities: U.S. Treasury securities are         The Portfolio may invest in U.S. government securities.
backed by the "full faith and credit" of the United States.      These securities are issued or guaranteed as to the payment
Securities issued or guaranteed by federal agencies and U.S.     of principal and interest by the U.S. government, or by
government sponsored instrumentalities may or may not be         various agencies or instrumentalities which have been
backed by the "full faith and credit" of the United States.      established or sponsored by the U.S. government.
In the case of securities not backed by the "full faith and
credit" of the United States, investors in such securities
look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

Foreign Government Securities: Debt issued by a government       Foreign government securities purchased by the Portfolio
other than the United States or by an agency,                    will generally be rated in one of the top two rating
instrumentality or political subdivision of such                 categories or, if unrated, deemed to be of comparable
governments.                                                     quality. However, the Portfolio may invest up to 5% of its assets in fixed-income securities rated, or comparable to
                                                                 securities rated, below BBB.

Repurchase Agreements: An agreement between a buyer, such as     While the Portfolio is permitted to do so, it normally does
the Portfolio, and a seller of securities in which the           not invest in repurchase agreements except to invest cash
seller agrees to buy the securities back within a specified      balances or for temporary defensive purposes. In order to
time at the same price the buyer paid for them, plus an          enter into these repurchase agreements. The Portfolio must
amount equal to an agreed upon interest rate. Repurchase         have collateral of at least 102% of the repurchase price.
agreements are often viewed as equivalent to cash.               The Portfolio will only enter into repurchase agreements in which the collateral is composed of U.S. government
                                                                 securities. Not more than 10% of the Portfolio's net assets may be invested in repurchase agreements having a maturity in excess of seven days.

Restricted Securities: Privately placed securities whose         The Portfolio may invest in restricted securities, including
resale is restricted under securities law.                       securities eligible for resale without registration pursuant to Rule 144A under the Securities act of 1933. To the extent restricted securities are illiquid, the Portfolio will limit its investments in them in accordance with its policy
                                                                 concerning illiquid securities. See "Illiquid Securities"
                                                                 below.
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


   4
----

-----------------------------------------------------------------------------------------------------------------------------------
                         Securities                                                     How we use them
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities: Securities that do not have a ready         The Portfolio may invest no more than 10% of net assets in
market, and cannot be easily sold within seven days at           illiquid securities.
approximately the price that the Fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.

Short-Term Debt Investments: These instruments include (1)       The Portfolio may invest in these instruments either as a
time deposits, certificates of deposit and bankers               means to achieve its investment objective or, more commonly,
acceptances issued by a U.S. commercial bank; (2) commercial     as temporary defensive investments or pending investment in
paper of the highest quality rating; (3) short-term debt         the Portfolio's principal investment securities. When
obligations with the highest quality rating; (4) U.S.            investing all or a significant portion of the Portfolio's
government securities; and (5) repurchase agreements             assets in these instruments, the Portfolio may not be able
collateralized by those instruments.                             to achieve its investment objective.

Time Deposits: Time deposits are non-negotiable deposits         Time deposits maturing in more than seven days will not be
maintained in a banking institution for a specified period       purchased by the Portfolio, and time deposits maturing from
of time at a stated interest rate.                               two business days through seven calendar days will not
                                                                 exceed 10% of the total assets of the Portfolio.

When-Issued and Delayed-Delivery Securities: In these            The Portfolio may purchase securities on a when-issued or
transactions, instruments are purchased with payment and         delayed delivery basis. The Portfolio may not enter into
delivery taking place in the future in order to secure what      when-issued commitments exceeding in the aggregate 15% of
is considered to be an advantageous yield or price at the        the market value of the Portfolio's total assets less
time of the transaction. The payment obligations and the         liabilities other than the obligations created by these
interest rates that will be received are each fixed at the       commitments. The Portfolio will designate cash or securities
time the Portfolio enters into the commitment and no             in amounts sufficient to cover its obligations, and will
interest accrues to the Portfolio until settlement. Thus, it     value the designated assets daily.
is possible that the market value at the time of settlement
could be higher or lower than the purchase price if the
general level of interest rates has changed.

Securities Lending: These transactions involve the loan of       The Portfolio may loan up to 25% of its assets to qualified
securities owned by the Fund to qualified dealers and            brokers/dealers or institutional investors. These
investors for their use relating to short-sales or other         transactions will generate additional income for the
securities transactions.                                         Portfolio.

Borrowing From Banks: The Portfolio may have pre-existing        The Portfolio may borrow money as a temporary measure or to
arrangements with banks that permit it to borrow money from      facilitate redemptions. The Portfolio does not intend to
time to time.                                                    increase its net income through borrowing.

American Depositary Receipts (ADRs), European Depositary         The Portfolio may invest in sponsored and unsponsored ADRs
Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     that are actively traded in the United States.
are receipts issued by a U.S. depositary (usually a U.S.
bank) and EDRs and GDRs are receipts issued by a depositary      In conjunction with its investments in foreign securities,
outside of the U.S. (usually a non-U.S. bank or trust            the Portfolio may also invest in sponsored and unsponsored
company or a foreign branch of a U.S. bank). Depositary          EDRs and GDRs.
receipts represent an ownership interest in an underlying
security that is held by the depositary. Generally, the
underlying security represented by an ADR is issued by a
foreign issuer and the underlying security represented by an
EDR or GDR may be issued by a foreign or U.S. issuer.
Sponsored depositary receipts are issued jointly by the
issuer of the underlying security and the depositary, and
unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying
security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends or capital
gains that are made on the underlying security.

Brady Bonds: These are debt securities issued under the          The Portfolio may invest in Brady Bonds consistent with its
framework of the Brady Plan, an initiative announced by the      investment objective. We believe that economic reforms
U.S. Treasury Secretary Nicholas F. Brady in 1989, as a          undertaken by countries in connection with the issuance of
mechanism for debtor nations to restructure their                Brady Bonds may make the debt of countries which have issued
outstanding external indebtedness (generally, commercial         or have announced plans to issue Brady Bonds a viable
bank debt).                                                      opportunity for investment.

Foreign Currency Transactions: Several portfolios will           Although the Portfolio values its assets daily in terms of
invest in securities of foreign issuers and may hold foreign     U.S. dollars, it does not intend to convert its holdings of
currency. In addition, several portfolios may enter into         foreign currencies into U.S. dollars on a daily basis. The
contracts to purchase or sell foreign currencies at a future     Portfolio may, however, from time to time, purchase or sell
date (i.e., a "forward foreign currency" contract or             foreign currencies and/or engage in forward foreign currency
"forward" contract). A forward contract involves an              transactions in order to expedite settlement of Portfolio
obligation to purchase or sell a specific currency at a          transactions and to minimize currency value fluctuations.
future date, which may be any fixed number of days from the
date of the contract, agreed upon by the parties, at a price set at the time of the contract. A portfolio may enter into
forward contracts to "lock-in" the price of a security it
has agreed to purchase or sell, in terms of U.S. dollars or
other currencies in which the transaction will be
consummated.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            5
                                                                            ----

Risk Factors

An investment in the Portfolio entails certain risks and considerations about which an investor should be aware. The following chart gives a brief description of some of the risks of investing in the Portfolio. Please see the Statement of Additional Information for additional descriptions and risk information.

-----------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the            The value of the Portfolio's holdings, whether equity or
securities in a certain market-like the stock or bond            fixed income in orientation, fluctuates in response to
market-will decline in value because of factors such as          events affecting markets. In a declining market environment,
economic conditions, future expectations or investor             the value of the Portfolio's securities will generally
confidence.                                                      decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide
                                                                 returns over an extended period of time regardless of these interim market fluctuations. Generally, we do not try to
                                                                 predict overall market movements or trade for short-term
                                                                 purposes.

Industry and Security Risk is the risk that the value of         To seek to reduce these risks for the Portfolio, we limit
securities in a particular industry or the value of an           the amount of the Portfolio's assets invested in any one
individual stock or bond will decline because of changing        industry, we limit investments in any individual security
expectations for the performance of that industry or for the     and we follow a rigorous selection process before choosing
individual company issuing the stock or bond. Portfolios         securities for the Portfolio.
that concentrate their investments in a particular industry
or individual security are considered to be subject to
greater risks than portfolios that are not concentrated.

Interest Rate Risk is the risk that securities, particularly     The Portfolio is subject to various interest rate risks. We
bonds with longer maturities, will decrease in value if          cannot eliminate that risk, but we do try to address it by
interest rates rise and increase in value if interest rates      monitoring economic conditions, especially interest rate
fall. Investments in equity securities issued by small and       trends and their potential impact on the Portfolio. The
medium sized companies, which often borrow money to finance      Portfolio does not try to increase returns on its
operations, may also be adversely affected by rising             investments in debt securities by predicting and
interest rates.                                                  aggressively capitalizing on interest rate movements. The
                                                                 Portfolio anticipates that average weighted maturity will be in the five-to-ten year range, with a possible shift beyond ten years in a declining interest rate environment and a
                                                                 possible shortening below five years in a rising interest
                                                                 rate environment.

Foreign Risk is the risk that foreign securities may be          The Portfolio will invest in securities of foreign issuers,
adversely affected by political instability, changes in          which normally are denominated in foreign currencies, and
currency exchange rates, foreign economic conditions or          may hold foreign currencies directly. We attempt to reduce
inadequate regulatory and accounting standards. In addition,     the risks presented by foreign investments by conducting
there is the possibility of expropriation, nationalization       world-wide fundamental research with an emphasis on company
or confiscatory taxation, taxation of income earned in           visits. In addition, we monitor current economic and market
foreign nations or other taxes imposed with respect to           conditions and trends, the political and regulatory
investments in foreign nations, foreign exchange controls,       environment and the value of currencies in different
which may include suspension of the ability to transfer          countries in an effort to identify the most attractive
currency from a given country, and default in foreign            countries and securities. Additionally, when currencies
government securities. As a result of these factors, foreign     appear significantly overvalued compared to average real
securities markets may be less liquid and more volatile than     exchange rates, the Portfolio may hedge exposure to those
U.S. markets and a portfolio may experience difficulties and     currencies for defensive purposes.
delays in converting foreign currencies back into U.S.
dollars. Such events may cause the value of certain foreign
securities to fluctuate widely and may make it difficult to
accurately value foreign securities.

Currency Risk is the risk that the value of an investment        The Portfolio may be affected by changes in currency rates
may be negatively affected by changes in foreign currency        and exchange control regulations and may incur costs in
exchange rates. Adverse changes in exchange rates may reduce     connection with conversions between currencies. To hedge
or eliminate any gains produced by investments that are          this currency risk associated with investments in non-U.S.
denominated in foreign currencies and may increase losses.       dollar denominated securities, the Portfolio may invest in forward foreign currency contracts. Those activities pose
                                                                 special risks which do not typically arise in connection
                                                                 with investments in U.S. securities.

Emerging Markets Risk is the possibility that the risks          The Portfolio may invest a portion of its assets in
associated with international investing will be greater in       securities of issuers located in emerging markets. The
emerging markets than in more developed foreign markets          Portfolio cannot eliminate these risks but will attempt to
because, among other things, emerging markets may have less      reduce these risks through portfolio diversification, credit
stable political and economic environments. In addition, in      analysis, and attention to trends in the economy, industries
many emerging markets, there is substantially less publicly      and financial markets and other relevant factors.
available information about issuers and the information that is available tends to be of a lesser quality. Economic
markets and structures tend to be less mature and diverse
and the securities markets which are subject to less
government regulation or supervision may also be smaller,
less liquid and subject to greater price volatility.
-----------------------------------------------------------------------------------------------------------------------------------

   6
----

-----------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Lower Rated Fixed-Income Securities (high-yield, high risk       The Portfolio may invest up to 5% of its assets in high
securities), while generally having higher yields, are           risk, high-yield fixed-income securities of foreign
subject to reduced creditworthiness of issuers, increased        governments including, with specified limitations, Brady
risks of default and a more limited and less liquid              Bonds. The Portfolio will attempt to reduce these risks
secondary market than higher rated securities. These             through portfolio diversification, credit analysis,
securities are subject to greater price volatility and risk      attention to trends in the economy, industries and financial
of loss of income and principal than are higher rated            markets, and complying with the limits on the exposure to
securities. Lower rated and unrated fixed-income securities      this asset class described in this Prospectus.
tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income
securities, which react primarily to fluctuations in the
general level of interest rates. Fixed-income securities of
this type are considered to be of poor standing and
primarily speculative. Such securities are subject to a
substantial degree of credit risk.

Liquidity Risk is the possibility that securities cannot be      We limit the Portfolio's exposure to illiquid securities as
readily sold within seven days at approximately the price        described under "Additional Investment Information -
that the Portfolio values them.                                  Illiquid Securities."

Portfolio Turnover rates reflect the amount of securities        The Portfolio will normally experience an annual portfolio
that are replaced from the beginning of the year to the end      turnover rate exceeding 100%, but that rate is not expected
of the year by the Portfolio. The higher the amount of           to exceed 200%.
portfolio activity, the higher the brokerage costs and other transaction costs of the Portfolio are likely to be. The
amount of portfolio activity will also affect the amount of
taxes payable by the Portfolio's shareholders that are
subject to federal income tax, as well as the character
(ordinary income vs. capital gains) of such tax obligations.

Prepayment Risk is the risk that homeowners will prepay          The Portfolio may invest in Mortgage-Backed Securities,
mortgages during periods of low interest rates, forcing an       Collateralized Mortgage Obligations (CMOs) and Real Estate
investor to reinvest money at interest rates that might be       Mortgage Investment Conduits (REMICs). The Portfolio takes
lower than those on the prepaid mortgage.                        into consideration the likelihood of prepayment when
                                                                 mortgages are selected. The Portfolio may look for mortgage securities that have characteristics that make them less
                                                                 likely to be prepaid, such as low outstanding loan balances or below-market interest rates.

Non-Diversified Portfolios are believed to be subject to         The Portfolio will not be diversified under the 1940 Act.
greater risks because adverse effects on their security          This means the Portfolio may invest in securities of any one
holdings may affect a larger portion of their overall            issuer in an amount greater than 5% of the Portfolio's total
assets.                                                          assets. However, the Portfolio will satisfy the Internal
                                                                 Revenue Code's diversification requirement, which requires that 50% of the Portfolio's assets be represented by cash, cash items, certain qualifying securities and other
                                                                 securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's total assets. The
                                                                 Portfolio, in practice, does not intend to be heavily
                                                                 invested in any single particular industry.

Transaction costs risk is the risk that the cost of buying,      The Portfolio is subject to transaction costs risk. We
selling and holding foreign securities, including brokerage,     strive to monitor transaction costs and to choose an
tax and custody costs, may be higher than those involved in      efficient trading strategy for the Portfolio.
domestic transactions.
-----------------------------------------------------------------------------------------------------------------------------------

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information on and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that the Portfolio's major service providers have taken steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Portfolio. The Year 2000 Problem may also adversely affect the issuers of securities in which the Portfolio invests. The portfolio managers and investment professionals of the Portfolio consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

                                                                            7
                                                                            ----

Management of the Fund

Trustees

The business and affairs of the Fund and the Portfolio are managed under the direction of the Fund's Board of Trustees. See the Fund's Statement of Additional Information for additional information about the Fund's officers and trustees.

Portfolio Managers

Joanna Bates
Senior Portfolio Manager/Credit and Emerging Markets - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio)
Ms. Bates is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that, she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates has managed The Global Fixed Income Portfolio since July 1999.

John Kirk
Director/Senior Portfolio Manager - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio)
Mr. Kirk is a graduate of the University of Wales and received an M.A. in Operations Research from Lancaster University. Prior to joining Delaware International in September of 1998, he was responsible for European and Asian Fixed Income at Royal Bank of Canada in London, and had global responsibility for credit and risk management. He started his career at Ford Motor Company as a member of their operations research group. Mr. Kirk has managed The Global Fixed-Income Portfolio since July 1999.

Christopher A. Moth
Director/Senior Portfolio Manager/Head of Investment Strategy - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio)
Mr. Moth is a graduate of The City University London. He joined Delaware International in 1992, having previously worked at Guardian Royal Exchange in an actuarial capacity, where he was responsible for quantitative models and projections. Mr. Moth has been awarded the Certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth has managed The Global Fixed-Income Portfolio since July 1999.

Investment Adviser

Delaware International Advisers Ltd. ("Delaware International") furnishes investment advisory services to the Portfolio.

Delaware International commenced operations as a registered investment adviser in December 1990.

Delaware International has entered into an Investment Advisory Agreement with the Fund on behalf of the Portfolio. Under the Agreement, Delaware International, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. In this regard, it is Delaware International's responsibility to make investment decisions for the Portfolio. The investment adviser was paid a fee of 0.48% (as a percentage of average daily net assets) for the last fiscal year, reflecting the waiver of fees by Delaware International.

Delaware Management Company ("Delaware") is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln National"). Delaware and Delaware International may be deemed to be affiliated persons under the 1940 Act, as they are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

   8
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


From time to time, certain institutional separate accounts advised by Delaware International and an affiliate of Delaware, may invest in the Fund's portfolios. The portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the portfolios' shares. These transactions will affect the portfolios, since portfolios that experience redemptions may be required to sell portfolio securities, and portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware and Delaware International, representing the interests of the portfolios, are committed to minimizing the impact of such transactions on the portfolios. In addition, the advisers to the institutional separate accounts, are also committed to minimizing the impact on the portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

If permitted under applicable law, in cases where a shareholder of the Portfolio has an investment counseling relationship with Delaware, Delaware International or their affiliates, Delaware or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by Delaware, Delaware International or their affiliates to avoid situations where excess advisory fees might be paid to Delaware or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in the Portfolio.

Administrator

Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware and an indirect, wholly owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolio. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and trustees of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Bank, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that DSC will provide the Fund with dividend disbursing and transfer agent services. DSC is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays DSC an annual fixed fee, payable monthly, and allocated among the portfolios of the Fund based on the relative percentage of assets of each portfolio. DSC also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

Distributor

Delaware Distributors, L.P. ("DDLP"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Portfolio. Under its Distribution Agreement with the Fund on behalf of the Portfolio, DDLP sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Fund. DDLP is an indirect, wholly owned subsidiary of DMH.

Custodian Bank

The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for the Portfolio.

Independent Auditors

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund.


                                                                            9
                                                                            ----

SHAREHOLDER SERVICES

Special Reports and Other Services. The Fund will provide client shareholders with the following information:

     o    Audited annual financial reports

     o    Unaudited semi-annual financial reports.

     o Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

In addition, the investment adviser expects to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Fund's dedicated telephone number, 1-800-231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the net asset value for the Portfolio by calling this number. Written correspondence should be addressed to:

                              Delaware Pooled Trust
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              Attention: Client Services

Exchange Privilege

The Portfolio's shares may be exchanged for shares of the other portfolios or the institutional class shares of the other funds in Delaware Investments based on the respective net asset values of the shares involved and as long as a portfolio's minimum is satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments funds, but certain eligibility requirements must be satisfied. Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

Please call the Fund for further information on how to exchange shares of the Fund.

  10
----

How to Purchase Shares

Shares of the Portfolio described in this Prospectus are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges.

Minimum Investments. The minimum investment is $1,000,000 and there are no minimums for subsequent investments in the Portfolio where the minimum initial investment has been satisfied.

Purchase Price. You may buy shares at the Portfolio's net asset value per share
(NAV), which is calculated as of the close of the New York Stock Exchange's
(NYSE) regular trading hours (ordinarily 4:00 P.M. Eastern Time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Except in the case of in-kind purchases, an order will be accepted by the Fund after (1) the Fund is notified by telephone of your purchase order and (2) Federal Funds, or a check in good order, have been delivered to the Fund's agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the following business day.

How to Purchase Shares By Federal Funds Wire

Purchases of shares of the Portfolio may be made by having your bank wire Federal Funds to First Union Bank as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

     o First, telephone the Fund at 1-800-231-8002 and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio's name, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.

     o Second, instruct your bank to wire the specified amount of Federal Funds to First Union Bank, Philadelphia, PA, ABA #031201467, DSC Wire Purchase Bank Account # 2014128934013. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE, First Union Bank and The Chase Manhattan Bank, the Fund's custodian are open for business.

     o Third, complete the Account Registration Form within two days and mail it to:

                              Delaware Pooled Trust
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              Attn: Client Services

How to Purchase Shares By Mail

Purchases of shares of the Portfolio may also be made by mailing a check payable to the Portfolio to the above address. Please be sure to complete an Investment Application and deliver it along with your check.

Additional Investments

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account:

     o First, notify the Fund of your impending purchase by calling us at 1-800-231-8002.

     o Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to First Union Bank or delivery of a check by mail.


                                                                            11
                                                                            ----

Redemption of Shares

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below.

The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Shares of the Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.

By Mail or FAX Message

The Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." "Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:

     o A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

     o If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, a separate written request must be submitted to the Fund at the address listed below. Copies of this request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

          Send your requests to:

                              Delaware Pooled Trust
                              Attn: Client Services
                              One Commerce Square
                              2005 Market Street
                              Philadelphia, PA 19103
                              FAX #215-255-1162

By Telephone

     o If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund at 1-800-231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

     o Shares cannot be redeemed by telephone if stock certificates are held for those shares or in instances when the special in-kind redemption procedures are triggered, as described below. Please contact the Fund for further details.

     o Redemption requests will be priced at the net asset value next determined after the request is received.

     o The Fund will provide written confirmation for all purchase, exchange and redemption transactions initiated by telephone.

     o To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.

     o In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above.

     o The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.

  12
----

With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. Neither the Fund, the Portfolio nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Redemptions In-Kind or Similar Procedures. Institutions proposing to redeem an amount which, at the time they notify the Fund of their intention to redeem (as described below), would constitute 5% or more of the assets of the Portfolio will, under normal circumstances, and if applicable law permits, be required to accept their redemption proceeds in-kind in Portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. In either case, an investor that is required to redeem shares pursuant to this election will bear the brokerage or other transaction costs of selling the Portfolio securities representing the value of their redeemed shares. Investors in the Portfolio should contact the Fund at 1-800-231-8002 for further information.

Eligible investors who have an existing investment counseling relationship with Delaware or Delaware International, or their affiliates, will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such eligible investors.

Important Redemption Information. Because the Fund's shares are sold to institutions and high net-worth individual investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at 1-800-231-8002, and giving notification of your future intentions.

Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").

With respect to the Portfolio, as noted above, or if the Fund otherwise determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of Portfolio securities so received in payment of redemptions.

Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in the Portfolio if the value of your holdings in the Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

                              VALUATION OF SHARES

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available at the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. government securities are priced at the mean of the bid and ask price.

                                                                            13
                                                                            ----

Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

Foreign securities may trade on weekends or other days when the Fund does not price its shares. While the value of the Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Trustees.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by an independent pricing service or any major financial institution, including The Chase Manhattan Bank, the Fund's custodian.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Portfolio expects to declare and distribute dividends monthly.

Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions will be automatically paid in additional shares at net asset value of the Portfolio.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

                                     TAXES

General

The Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares.

Distributions paid by the Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolio does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of the Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Additionally, the Fund is required to withhold 31% of taxable dividend capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

  14
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


Foreign Taxes

The Portfolio may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by the Portfolio. The Portfolio will make such an election only if it deems it to be in the best interests of its shareholders. If this election is made, shareholders of the Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio. However, shareholders will be able to treat their pro-rata share of foreign taxes as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes on their tax return.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters is included in the Statement of Additional Information.





                                                                            15
                                                                            ----

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio, assuming the reinvestment of all dividends and distributions. All "per share" information reflects financial results for a single Portfolio share. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports, which are available upon request by calling 800-231-8002.


                                                                                     The Global Fixed Income Portfolio
                                                                                                      Year Ended 10/31
                                                                1999        1998         1997        1996         1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $ 11.060    $ 11.220     $ 11.620    $ 11.040      $ 9.790
Income (loss) from investment operations:
Net investment income(1)                                        0.606       0.610        0.721       0.777        0.736
Net realized and unrealized gain (loss)
   on investments and foreign currencies                       (0.851)      0.037       (0.116)      0.725        0.924
                                                             --------    --------     --------    --------      -------
Total from investment operations                               (0.245)      0.647        0.605       1.502        1.660
                                                             --------    --------     --------    --------      -------
Less dividends and distributions:
Dividends from net investment income                           (0.433)     (0.630)      (0.835)     (0.720)      (0.410)
Distributions from net realized
   gain on investments                                         (0.122)     (0.177)      (0.170)     (0.202)        none
                                                             --------    --------     --------    --------      -------
Total dividends and distributions                              (0.555)     (0.807)      (1.005)     (0.922)      (0.410)
                                                             --------    --------     --------    --------      -------
Net asset value, end of year                                 $ 10.260    $ 11.060     $ 11.220    $ 11.620      $11.040
                                                             ========    ========     ========    ========      =======
Total return(2)                                                (2.33%)      6.28%        5.59%      16.40%       17.38%
Ratios and supplemental data:
Net assets, end of year (000 omitted)                        $619,795    $660,741     $431,076    $252,068      $99,161
Ratio of expenses to average net assets                         0.60%       0.60%        0.60%       0.60%        0.60%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     0.62%       0.62%        0.65%       0.66%        0.68%
Ratio of net investment income
   to average net assets                                        5.68%       5.71%        6.28%       8.52%        6.73%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     5.66%       5.69%        6.23%       8.46%        6.65%
Portfolio turnover                                               101%        131%         114%         63%          77%
-----------------------------------------------------------------------------------------------------------------------

(1) Per share information for the years ended October 31, 1998 and 1999 was based on the average shares outstanding method.
(2)  Total return reflects voluntary expense limitations.

  16
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


                               APPENDIX A-RATINGS

Bonds

Excerpts from Moody's description of its bond ratings: Aaa-judged to be the best quality. They carry the smallest degree of investment risk; Aa-judged to be of high quality by all standards; A-possess favorable attributes and are considered "upper medium" grade obligations; Baa-considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba-judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B-generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa-are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca-represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C-the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA-highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA-also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A-strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB-regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC-regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C-reserved for income bonds on which no interest is being paid; D-in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch's description of its bond ratings: AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C-Bonds are in imminent default in payment of interest or principal; and DDD, DD and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

                                                                            17
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


Commercial Paper

Excerpts from Moody's description of its two highest commercial paper ratings:
P-1-the highest grade possessing greatest relative strength; P-2-second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P's description of its two highest commercial paper ratings:
A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating.




  18
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


Delaware Pooled Trust

Additional information about the Portfolio's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's shareholder reports you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal period. You can find more detailed information about the Portfolio and the Fund in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of these documents by writing to us at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, or call toll-free 800-231-8002.

You can find reports and other information about the Portfolio on the Edgar Database on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolio, including the Fund's Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

E-mail

PooledTrust@delinvest.com

Shareholder Inquiries

Call the Fund at 1-800-231-8002

oFor Fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.


Investment Company Act File Number: 811-6322




DELAWARE(SM)
INVESTMENTS
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Philadelphia o London


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